Stock-based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 3 months
Risk-free interest rate, minimum	0.60%	0.40%
Risk-free interest rate, maximum	1.36%	1.40%
Expected volatility, minimum	46.30%	43.50%
Expected volatility, maximum	47.70%	46.40%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months